UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     October 31, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     59

Form13F Information Table Value Total:     $1,267,116 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    65467   595320 SH       SOLE                   513620             81700
Accenture Ltd.                 COM              G1150G111    19987  1399680 SH       SOLE                  1211480            188200
Albertson's Inc.               COM              013104104    42314  1751415 SH       SOLE                  1511415            240000
Albertson's Inc.               COM              013104104     5194   215000 SH       DEFINED 01             215000
American International Group,  COM              026874107    77933  1424741 SH       SOLE                  1231967            192774
American International Group,  COM              026874107     5196    95000 SH       DEFINED 01              95000
American Standard Companies    COM              029712106    58976   927010 SH       SOLE                   801810            125200
American Standard Companies    COM              029712106     6362   100000 SH       DEFINED 01             100000
Apogent Technologies Inc.      COM              03760A101    20609  1104445 SH       SOLE                   984445            120000
Apogent Technologies Inc.      COM              03760A101     1866   100000 SH       DEFINED 01             100000
Aramark Corp Cl B              COM              038521100    13344   635405 SH       SOLE                   548905             86500
Aramark Corp Cl B              COM              038521100     4200   200000 SH       DEFINED 01             200000
Baker Hughes Inc.              COM              057224107     2903   100000 SH       DEFINED 01             100000
Baker Hughes Inc.              COM              057224107    10631   366215 SH       SOLE                   316615             49600
Brunswick Corp.                COM              117043109    34984  1662760 SH       SOLE                  1429760            233000
Cablevision Systems Cl A       COM              12686C109     4243   468360 SH       SOLE                   404560             63800
Cablevision Systems Cl A       COM              12686C109     1812   200000 SH       DEFINED 01             200000
Canadian Natl Ry Co.           COM              136375102    29996   803320 SH       SOLE                   803320
Citigroup Inc.                 COM              172967101    62308  2101436 SH       SOLE                  1820010            281426
Citigroup Inc.                 COM              172967101     4193   141402 SH       DEFINED 01             141402
Cooper Cameron Corp.           COM              216640102    31472   753645 SH       SOLE                   648345            105300
CVS Corporation                COM              126650100    35096  1384455 SH       SOLE                  1195755            188700
Dow Chemical                   COM              260543103    21356   781995 SH       SOLE                   677295            104700
Eaton Corp.                    COM              278058102    29796   467460 SH       SOLE                   401160             66300
Emerson Electric Co.           COM              291011104     4394   100000 SH       DEFINED 01             100000
Fox Entertainment Group Inc.   COM              35138T107    29685  1347480 SH       SOLE                  1146480            201000
Golden West Financial Corp.    COM              381317106    30958   497885 SH       SOLE                   429285             68600
Goldman Sachs Group Inc.       COM              38141G104    45733   692615 SH       SOLE                   595215             97400
Honeywell Intl Inc.            COM              438516106    15182   700910 SH       SOLE                   605410             95500
Household Intl Inc.            COM              441815107    53818  1901027 SH       SOLE                  1606727            294300
Household Intl Inc.            COM              441815107     3539   125000 SH       DEFINED 01             125000
Illinois Tool Works            COM              452308109    56650   971195 SH       SOLE                   839795            131400
Ingersoll Rand Company - A     COM              G4776G101    18377   533585 SH       SOLE                   459985             73600
International Business Machine COM              459200101    35613   610755 SH       SOLE                   528155             82600
International Business Machine COM              459200101     4082    70000 SH       DEFINED 01              70000
Jefferson Pilot                COM              475070108    11894   296615 SH       SOLE                   256215             40400
Koninklijke Philips Electronic COM              500472303    17456  1201377 SH       SOLE                  1032177            169200
Mattel Inc.                    COM              577081102    10021   556415 SH       SOLE                   480515             75900
McDonalds Corp.                COM              580135101    20041  1134817 SH       SOLE                   981117            153700
McDonalds Corp.                COM              580135101     1766   100000 SH       DEFINED 01             100000
Motorola Inc.                  COM              620076109    13919  1367286 SH       SOLE                  1181586            185700
Motorola Inc.                  COM              620076109     1527   150000 SH       DEFINED 01             150000
Nasdaq 100 Shares              COM              631100104     2072   100000 SH       DEFINED 01             100000
Nike Inc. Cl B                 COM              654106103    29757   689140 SH       SOLE                   595440             93700
Nike Inc. Cl B                 COM              654106103     2375    55000 SH       DEFINED 01              55000
Pfizer Inc.                    COM              717081103     1451    50000 SH       DEFINED 01              50000
Pfizer Inc.                    COM              717081103    14282   492127 SH       SOLE                   425427             66700
Schlumberger Ltd.              COM              806857108    15590   405369 SH       SOLE                   347769             57600
SPX Corp.                      COM              784635104    47772   473460 SH       SOLE                   410360             63100
SPX Corp.                      COM              784635104     5045    50000 SH       DEFINED 01              50000
Stat Oil ASA                   COM              85771P102      759   100000 SH       SOLE                   100000
Stilwell Financial Inc.        COM              860831106    14123  1170050 SH       SOLE                  1010250            159800
Univision Communications - A   COM              914906102     3420   150000 SH       DEFINED 01             150000
Viacom Inc Cl B                COM              925524308    60703  1497000 SH       SOLE                  1295300            201700
Viacom Inc Cl B                COM              925524308     5069   125000 SH       DEFINED 01             125000
Walt Disney Co.                COM              254687106    29126  1923781 SH       SOLE                  1667081            256700
Wells Fargo & Co.              COM              949746101    32505   674940 SH       SOLE                   571140            103800
Wells Fargo & Co.              COM              949746101     4816   100000 SH       DEFINED 01             100000
York Intl Corp New             COM              986670107    33358  1182905 SH       SOLE                  1013080            169825
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